IMPACT OF CORONAVIRUS IN TELECOM	12 Months Ended
Dec. 31, 2020
IMPACT OF CORONAVIRUS IN TELECOM
IMPACT OF CORONAVIRUS IN TELECOM

NOTE 29 – IMPACT OF CORONAVIRUS IN TELECOM

By the end of December 2019, the World Health Organization (WHO) received a report of pneumonia cases originated in Wuhan, Province of Hubei, China. The report was related to the outbreak of a new virus called Coronavirus (“Covid-19”), which soon spread to several provinces of China and then to other countries. The outbreak and spread of Covid-19 generated several consequences on businesses and economic activities at a global level.

Given the extent of the Covid-19 spread, several governments in the world have implemented drastic measures to restrict the movement of the population and to content the spread, including, among other things, controls at airports and other transport hubs, suspension of visas, border closure and the ban to travel to and from certain parts of the world, closure of public and private institutions, suspension of sports events, restrictions on museums and tourist attractions, extension of vacations, and finally, the mandatory isolation of the population together with the suspension of non-essential commercial activities with a high degree of compliance. On March 11, 2020, the WHO declared Covid-19 a global pandemic.

In Argentina, the National Government set-forth several measures intended to reduce the movement of the population and imposed the Mandatory and Preventive Social Isolation from March 20, 2020, which only allowed the movement of individuals involved in the provision/production of essential services and products, among them, the provision of telecommunication, fixed and mobile Internet and digital services. Such isolation has been modified and extended through different stages and geographical regions and will be extended as deemed necessary according to the epidemiological situation of each city.

On November 9, 2020, the National Government ordered the Mandatory and Preventive Social Distancing for all persons who reside or transit in urban centers and in districts and departments of the Argentine provinces that do not have a sustained community transmission of the virus and they positively verify certain epidemiological and sanitary parameters. The locations where these parameters were not met continued with the Mandatory and Preventive Social Isolation. During the effectiveness of the Mandatory and Preventive Social Distancing, several services and activities are still declared “essential” as they had been defined during the effectiveness of the Mandatory and Preventive Social Isolation. The services provided by Telecom fall within this category.

On the other hand, Argentina is one of the countries selected by the WHO that are participating in the “Solidarity Trials” in order to generate rigorous data throughout the world to find the most effective treatments for hospitalized COVID-19 patients and evaluate the efficacy of vaccines. Argentina has also been selected as part of the countries where clinical trials are being conducted for, at least, three of the COVID-19 vaccines, and the Government has announced that another vaccine will be produced in the national territory.

Telecom provides services that are critical for society as it connects people, homes, companies and governments. The infrastructure deployed contributes to providing, through the capacity of fixed and mobile networks, essential services for the coordination of the security forces and the health ecosystem where communications at healthcare centers and new field hospitals have been strengthened and enhanced. Additionally, we have facilitated the communication between students and teachers through virtual educational platforms, so that they have pedagogical continuity through different applications, boosting the access to information for all the population. In the same way, services offered by Telecom allow people to continue being informed and entertained, with content, such as series, movies and recitals, and gaming availability provided through different platforms, which strengthened our customers’ accompaniment.

In economic terms, the services rendered by the Company favor the continuity of the activities of large, medium-and-small sized companies that are still operating, many of them remotely, boosted by online platforms so that sellers and consumers can connect and sustain consumption; cooperate with the productive processes through the implementation of home office as one of the most disruptive tools given its massive and immediate application, contributing to sustaining the economy of the country. Also, services provided by the Company, in this context of isolation, enable people to stay connected with their loved ones, entertain themselves, work and stay informed from their homes.

Due to the investments in infrastructure made over the last years, Telecom has equipment and systems that enable its networks to work efficiently even with the higher use of the fixed and mobile connectivity recorded since the beginning of the Mandatory and Preventive Social Isolation, that is reflected in the 50% increase of Internet services at home, the 70% increase in voice mobile services and 30% increase in mobile data services, considering that mobile and fixed networks complement each other and that customers uses them alternatively, also showing a 75% increase in upstream.

✓	External initiatives implemented by Telecom related to the health emergency

The COVID-19 pandemic has driven joint actions by domestic companies that gave essential support to face the health emergency, reflected in the donation of funds, services, supplies and products and other kind of assistance.

Telecom received a recognition of the NYSE for the social value initiatives implemented as part of its permanent commitment to its community in response to the COVID-19 emergency. The most relevant initiatives were the following:

•	connectivity for field hospitals;
•	discount in the service for more than 500 hospitals and health centers throughout the country, to “Cruz Roja Argentina” (Argentine Red Cross) and “Banco de Alimentos” (Food Bank Foundation);
•	services extension for emergency lines;
•	discount in mobile data services for the use of more than 2,900 educational platforms;
•	discount services for the use of more than 11,000 educational institutions;
•	incorporation of own educational content through the program “Nuestro Lugar” (www.nuestrolugar.com.ar) with e-citizenship proposals for children, families and teachers;
•	increase in pedagogical contents in the Flow entertainment platform, with access to Flow App extended to all the cable television customer base;
•	benefits to enable customers to take further advantage of connection possibilities and access to valuable information and educational and entertainment content;
•	support for the solidarity initiative “Seamos Uno” (Let Us Be One) for the delivery of food and personal care products to families in need, among many other initiatives; and
•	provision of communication tools to transmit health information to citizens, in alliance efforts with municipalities and provincial governments throughout the country.

✓	Internal initiatives implemented by Telecom related to the health emergency

The Company implemented a series of initiatives to ensure the continuity of its operations, safeguarding the health and the wellness of all the employees and of those that are part of the value chain. The main initiatives adopted by the Company comprise:

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the Crisis Committee, composed of members of top Management, started to perform its duties periodically together with the assessment of sanitary experts, to address the different scenarios that may arise and for quick decision-making;

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Home office for more than 70% of employees (including those working in commercial areas and call centers), even before to the Mandatory and Preventive Social Isolation pronouncement, with virtual private network access so that they can work with the same tools and security levels they have in their working places at our offices. Therefore, working teams are provided with web and mobile applications for (i) administrative and human resources tasks, (ii) access to e-learning training and (iii) communication and collaborative workspaces, virtual rooms and access to files and documentation from anywhere, in a collaborative and safe way;

•

enhancement of cleaning and disinfection at working places and environments for those tasks that cannot be performed remotely, including the vans used for providing technical support, and provision of hand washing and sanitizing methods and the distribution of personal care kits in accordance with the protocol established by the Superintendence of Labor Risks;

•	the early performance of the tasks planned for 2020 and the initiation of works to ensure the capacity of networks required to continue operating;
•	expansion of the capacity for international outgoing Internet traffic by 40%;
•	we entered into agreements to enhance the links with international suppliers and IP networks;
•

early execution in public thoroughfare of infrastructure works on residential fixed data networks, strengthening of data centers and hubs and increase of the capacity of Flow's content distribution network;

•	expansion of the capacity of the mobile network in certain smaller cities in the provinces where there is only one network, and the continuation of preventive maintenance tasks in all the networks;
•

since the first day of the mandatory isolation, the Company launched a campaign promoting all the digital communication channels and encouraging customers to request support through those channels. In order to handle that new flow of customers, Telecom enhanced digital support by implementing special microsites identified as “I pay from home”;

•	in compliance with current regulations of each locality, Telecom progressively opened commercial offices in cities which were evolving their mandatory isolation stage;
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technical support was focused on preventive maintenance and repairs in public thoroughfare and on Telecom's own infrastructure, giving priority to critical cases such as hospitals and security forces, among others;

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in the case of new installations and repairs that have to be made inside our customers’ homes, Telecom provided technical teams with personal care and safety kits, which include special protective gear such as coveralls, gloves, face masks and special goggles, hand sanitizer and training for the proper and safe use of those elements;

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since the beginning of this health situation, several initiatives were developed through the corporate program “Nos Acompañamos” (We Are in Company) intended for all Company employees, for the purpose of taking care of psychological, biological and social wellness, and focused on the work-life balance;

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continuation of ongoing communication with trade unions to agree on working protocols that allow the Company to continue providing services and, at the same time, safeguard the health of its employees; and

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ongoing communication with our strategic partners and other international operators from the countries with greater spread of the pandemic in order to understand and foresee the potential impacts on our operations.

✓	Regulatory Matters
•	Prohibition to disconnect services in case of arrears or non-payment

On March 24, 2020, the PEN issued Decree No. 311/20, whereby it provided, for the individuals included in section 3, the temporary suspension of the right to disconnect services deemed essential for the development of daily life, such as electricity, water and gas supply, fixed or mobile telephony, Internet and radio electric link or satellite link subscription television, among others, in order to guarantee the access to those essentials services in case of arrears or failure to pay up to three consecutive or alternate invoices maturing since March 1, 2020. On June 18, 2020, the PEN issued Decree No. 543/20 which provided the extension of such temporary suspension in case of arrears or failure to pay up to six consecutive or alternate invoices maturing since March 1, 2020. On September 20, 2020, the PEN issued Decree No. 756/20, which provided the extension of such temporary suspension in case of arrears or failure to pay up to seven consecutive or alternate invoices.

The Decree No. 311/20 also established that, in the case of fixed or mobile telephony, Internet and cable television services, by radio-electric link or satellite link, operators were forced to maintain a reduced service, as established in the regulations, for a period of one hundred eighty (180) calendar days, which was extended with each extension of Decree No. 311/20. Likewise, it established that, if users who had a prepaid mobile service or Internet service did not pay the corresponding recharge to access consumption, operators should provide a reduced service in the terms provided by the regulations. This obligation would apply until April 30, 2020. This obligation was successively extended though different decrees, setting its final expiration date on December 31, 2020, throughout the Decree No. 756/20.

•	Telecommunication industry agreement with ENACOM

In May 2020, the Company, together with other companies of the telecommunication industry, entered into an agreement with ENACOM, which was effective until August 31, 2020. This agreement, among other issues, provided: (i)for the suspension of increases in prices of mobile and fixed telephony, Internet and cable television services from May 1, 2020 to August 31, 2020, to ease the situation of users affected by the quarantine, (ii) the creation of inclusive plans for mobile and fixed telephony and mobile and fixed Internet for users who request such benefit, establishing a fixed price until September 30, 2020, (iii) for the extension of the benefit of “reduced service” ensuring connectivity for users of the prepaid mobile service or Internet service, maintaining the price until October 31, 2020, (iv) that during the term of this agreement employers would not dismiss employees without cause, and (v) that, in the case of salary increases as a result of trade union agreements, this agreement will be renegotiated and the effects of such agreement would be immediately suspended.

Although the mentioned agreement, on August 22, 2020, the PEN issued Decree No. 690/2020, amending the LAD. For more information on Decree No. 690/2020, see Note 2 to these consolidated financial statements.

✓	Main Accounting Impacts

As of the date of these consolidated financial statements, the Company has not experienced any significant impacts on its results as a consequence of the pandemic. Despite the several difficulties that caused a slowdown or complexities in our operations; such as the increased Internet data traffic, the increase in mobile voice service, the decrease in the collection of service fees, and mainly the inconveniences to make repairs and installations inside our customers’ homes; among others, the operations are still in place and are expected to continue in spite of the difficulties.

In accordance with IAS 36, the Company’s Management has assessed during 2020 if there were indicators of impairment of the recoverable value of its fixed assets. Even though the pandemic could have a significant impact in the economic activity in Argentina, what could be an impairment trigger, according to mentioned assessment, no negative impacts have been identified in the capacity of generation of future cash flows of the Company as a consequence of the pandemic, as the volume of operations is expected to remain stable.

On the other hand, the implementation of measures aimed at reducing the movement of people included, initially, the closure of in-person collection channels, affecting the collections of the Company since March 20, 2020. However, this situation was gradually regularized during the second quarter of 2020 as in-person collection channels reopened and digital channels were strengthened through the implementation of “I pay from home”. The Company’s Management estimates that the deterioration of the economic situation of the country represents an increase in trade receivables credit risk at the end of the reporting period. These consolidated financial statements include an increase in the allowance for doubtful accounts as a consequence of the application of the expected credit losses of IFRS 9. For further information on the breakdown and maturity dates of trade receivables, see Notes 5 and 26, respectively, to these consolidated financial statements.

-Liquidity Risk

The negative effects generated on the collection of service fees mentioned above does not represent a liquidity risk regarding the fulfillment of short-term financial obligations, since the Company has been working long strengthening its liquidity. Telecom and its subsidiaries have enough liquidity, bank credit lines and a notes program that allow them to finance their short-term obligations and the investment plan in addition to the projected operating cash flows.

However, the Company implemented measures that allowed it to have the highest possible liquidity to face the volatility of the context with greater uncertainty, offset the potential decrease in cash flows and fulfill its obligations.

The ultimate effects of Covid-19 and its impact on the global and local economy are still unknown. Governments may issue stricter measures, which cannot be predicted at this stage. The Company’s Management will continue to develop actions that minimize the potential impairment on its results, as a result of these situations, maintaining a level of service and customer satisfaction, and seeking to maximize the precautions in social management in this context.

The Company's Board of Directors and the Crisis Committee continue monitoring the evolution of the situation and taking the necessary measures to preserve human life and the sustainability of Telecom's businesses.